POST-EMPLOYMENT BENEFIT - Employer contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Pension Benefits
Social Security Program	R$ 25,225,213
Estimated contribution	R$ 26,576
Weighted average duration of defined benefit obligation	7 years 2 months 1 day
Parent Company
Defined Pension Benefits
Estimated contribution	R$ 319,333
Weighted average duration of defined benefit obligation	7 years 2 months 12 days
CD Plan
Defined Pension Benefits
Contributions made by employer	R$ 5,538	R$ 3,211
CD Plan | Parent Company
Defined Pension Benefits
Contributions made by employer	101,684	62,479
Pension plan
Defined Pension Benefits
Contributions made by employer	46,704	53,157
Pension plan | Parent Company
Defined Pension Benefits
Contributions made by employer	363,569	R$ 373,562
2026
Defined Pension Benefits
Social Security Program	2,771,503
2027
Defined Pension Benefits
Social Security Program	2,526,661
2028
Defined Pension Benefits
Social Security Program	2,298,920
2029
Defined Pension Benefits
Social Security Program	2,087,285
2030
Defined Pension Benefits
Social Security Program	2,522,521
After 2030
Defined Pension Benefits
Social Security Program	R$ 13,018,323